Cover	Aug. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	000-55809
Entity Registrant Name	CANNASSIST INTERNATIONAL CORP.
Entity Central Index Key	0001709542
Entity Tax Identification Number	82-1873116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	855 South Mission Avenue
Entity Address, Address Line Two	Suite #K400
Entity Address, City or Town	Fallbrook
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92028
City Area Code	888
Local Phone Number	991-2196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true